Income Tax Expense - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Current income tax:
Current income tax on profits for the period	$ 408,788		$ 326,057	$ 125,376
Income tax on unappropriated retained earnings	74,540		28,165	246,684
Prior year income tax under (over) estimation	(5,016)		3,729	67,885
Total current income tax	478,312		357,951	439,945
Deferred income tax:
Relating to origination and reversal of temporary differences	35,367		101,441	110,542
Impact of change in tax rate			(2,774)
Total deferred income tax	35,367		98,667	110,542
Income tax expense	$ 513,679	$ 17,174	$ 456,618	$ 550,487